SHARE BASED COMPENSATION (Details)		1 Months Ended		12 Months Ended
	Oct. 10, 2014	Aug. 31, 2014 shares	Aug. 31, 2009 shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 $ / shares	Jul. 31, 2009 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments		5
Options granted				0	0
Market value of ordinary shares | (per share)				¥ 100.92				$ 15.47
Intrinsic value of options exercised | ¥				¥ 296,759,089		¥ 54,032,828	¥ 3,057,319
Unrecognized share-based compensation expense | ¥				¥ 326,326
Unrecognized share-based compensation expense, weighted-average recognition period				9 months	9 months
Cash received from the exercise of share options				¥ 114,758,281	$ 17,587,476	¥ 38,245,122	¥ 44,275,858
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number				716,748		4,555,288
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments	5
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued		12,796,745
Contractual life		10 years
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued									9,325,122
Contractual life			7 years
2009 Plan | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			953,200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			36 months